CONSOLIDATED STATEMENTS OF OPERATIONS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	¥ 6,827,943	¥ 6,954,057	¥ 5,409,825
Cost of revenues and operating expenses:
Selling, general and administrative expenses	1,960,447	1,805,490	1,822,787
Impairment loss on long-lived assets	0	0	63,211
Total cost of revenues and operating expenses	7,219,522	6,857,090	5,880,412
Operating income (loss)	(391,579)	96,967	(470,587)
Other income (expense):
Dividend income	2	2	2
Interest income	1,111	6,072	839
Interest expense	(36,868)	(9,800)	(11,950)
Gain from sales of salons	413,678
Subsidies	21,376	20,625	27,846
Foreign exchange income	26,825	14,830	14,992
Other, net	(13,923)	51,078	24,377
Total other (expense) income	412,201	82,807	56,106
Income (loss) before income tax expense	20,622	179,774	(414,481)
Income tax (benefit) expense	(94,427)	30,809	576,250
Net income (loss)	115,049	148,965	(990,731)
Less: Net loss attributable to noncontrolling interests	355
Net income (loss) attributable to shareholders of the Company	¥ 115,404	¥ 148,965	¥ (990,731)
Net earnings (loss) per share attributable to shareholders of the Company
Basic	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ 22.34	¥ 27.23	¥ (203.13)
Weighted average shares outstanding
Basic	4,882,501	4,877,405	4,877,405
Diluted	5,166,653	5,470,655	4,877,405
Directly-operated salons
Revenues:
Total revenues	¥ 5,656,519	¥ 5,396,294	¥ 4,006,834
Cost of revenues and operating expenses:
Cost of revenue	4,552,408	4,129,240	3,281,781
Franchise
Revenues:
Total revenues	971,027	1,163,998	1,359,026
Cost of revenues and operating expenses:
Cost of revenue	523,330	645,733	691,286
Other revenues
Revenues:
Total revenues	200,397	393,765	43,965
Cost of revenues and operating expenses:
Cost of revenue	¥ 183,337	¥ 276,627	¥ 21,347